DEBT - Trust Preferred Securities (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014
Trust Preferred Securities
Liquidation value	$ 2,596
Junior subordinated debentures owned by the Trust, amount	2,602
Citigroup Capital III
Trust Preferred Securities
Securities issued (in shares)	194,053
Liquidation value	194
Coupon rate (as a percent)	7.625%
Common shares issued to parent (in shares)	6,003
Junior subordinated debentures owned by the Trust, amount	200
Citigroup Capital XIII
Trust Preferred Securities
Securities issued (in shares)	89,840,000
Liquidation value	2,246
Coupon rate (as a percent)	7.875%
Common shares issued to parent (in shares)	1,000
Junior subordinated debentures owned by the Trust, amount	2,246
Citigroup Capital XVIII
Trust Preferred Securities
Securities issued (in shares)	99,901
Liquidation value	156
Coupon rate (as a percent)	6.829%
Common shares issued to parent (in shares)	50
Junior subordinated debentures owned by the Trust, amount	$ 156